Expense Example - iShares Short-Term California Muni Active ETF - iShares Short-Term California Muni Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	136
Expense Example, with Redemption, 10 Years	$ 313